Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of operating lease costs
	Year ended December 31,
	2019	2020

Operating lease cost	$5,260	$8,144
Variable lease cost	3,920	4,150
Short-term lease cost	177	422

Total lease costs	$9,357	$12,716

Schedule of weighted average remaining lease terms and discount rates
December 31,
2020

Weighted average remaining lease term (years)	7.26
Weighted average discount rate	4.45%

Schedule of maturities of lease liabilities
2021	$10,113
2022	11,216
2023	9,076
2024	7,863
2025	7,638
2026 and thereafter	24,080

Total undiscounted cash flows	69,986
Less imputed interest	11,289

Present value of lease liabilities	$58,697